Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Major classes of property and equipment:
Property plant and equipment, Gross	$ 2,184,810	$ 1,789,571
Accumulated depreciation	(987,510)	(868,774)
Net property and equipment	1,197,300	920,797
Oilfield service equipment
Major classes of property and equipment:
Property plant and equipment, Gross	1,701,303	1,381,792
Disposal Wells
Major classes of property and equipment:
Property plant and equipment, Gross	88,998	68,834
Motor vehicles
Major classes of property and equipment:
Property plant and equipment, Gross	114,047	86,896
Furniture and equipment
Major classes of property and equipment:
Property plant and equipment, Gross	110,668	103,493
Buildings and land
Major classes of property and equipment:
Property plant and equipment, Gross	61,278	59,737
Work in progres
Major classes of property and equipment:
Property plant and equipment, Gross	$ 108,516	$ 88,819